LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Schedule of Liabilities in Respect of Government Grants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of liabilities in respect of government grants [Abstract]
Balance at January 1,	$ 3,428	$ 3,139
Grants received	302	474
Royalties paid	(158)	(333)
BIRD repayment	(50)
Amounts recorded in profit or loss	20	148
Balance at December 31,	$ 3,542	$ 3,428